GMO Asset Allocation Bond Fund Expense Example - GMO Asset Allocation Bond Fund	Feb. 28, 2026 USD ($)
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 47
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	388
Expense Example, with Redemption, 10 Years	903
Class VI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	182
Expense Example, with Redemption, 5 Years	339
Expense Example, with Redemption, 10 Years	$ 795